FAIR VALUE MEASUREMENTS - Additional Information (Details) - USD ($)		3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended
	Dec. 03, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
FAIR VALUE MEASUREMENTS
Derivative warrant liabilities		$ 3,523,519		$ 3,523,519		$ 10,580,041	$ 451,987
Change in fair value of derivative liabilities		$ (1,430,870)	$ 1,738,741	$ (2,828,725)	$ 7,881,401	3,436,685	$ 10,128,054
Public Warrants
FAIR VALUE MEASUREMENTS
Exercise price of warrant		$ 0.12		$ 0.12			$ 0.12
Derivative warrant liabilities						$ 10,580,041	$ 451,987
Initial Public Offering | Public Warrants
FAIR VALUE MEASUREMENTS
Number of warrants in a unit	0.5
Class A ordinary shares | Public Warrants
FAIR VALUE MEASUREMENTS
Exercise price of warrant	$ 11.50
Class A ordinary shares | Initial Public Offering
FAIR VALUE MEASUREMENTS
Number of shares in a unit	1